Principal Exchange-Traded Funds

Supplement dated October 9, 2015
to the Statement of Additional Information dated July 8, 2015

This supplement updates information contained in the Statement of Additional Information. Please retain this supplement for future reference.

LEADERSHIP STRUCTURE AND BOARD OF TRUSTEES
Delete the second to last sentence in the first paragraph and replace with the following:

The Board is currently composed of twelve members, ten of whom are Independent Trustees.

Independent Trustees

Add the following paragraph under Independent Trustees:

Elizabeth A. Nickels. Ms. Nickels has served as Trustee of the Trust and Director of PFI and PVC since September 2015. Ms. Nickels currently serves as a director of Charlotte Russe; Follet Corporation; SpartanNash; and Spectrum Health System; and she previously served as a director of PetSmart (2013-2015). Ms. Nickels was formerly employed by Herman Miller, Inc. as the Executive Director of the Herman Miller Foundation (2012-2014); President of Herman Miller Healthcare (2007-2012); and Chief Financial Officer (2000-2007). Through her education and employment experience, she is experienced with financial, accounting and regulatory matters.

Management Information

Add the following row to the Independent Trustees table under Management Information:

Name, Address and Year of Birth	Position(s) Held with the Trust	Length of Time Served as Trustee	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Elizabeth A. Nickels 655 9th Street Des Moines, IA 50392 1962	Trustee	Since 2015	Formerly Executive Director, Herman Miller Foundation; Formerly President, Herman Miller Healthcare	121*	Charlotte Russe; Follet Corporation; Herman Miller, Inc.; PetSmart; SpartanNash; Spectrum Health Systems
*Funds in the complex as of October 9, 2015.

Officers of the Trust

Effective October 23, 2015, delete the information for Ernest H. Gillum from the table.

Independent Trustees (not Considered to be “Interested Persons”)

Add the following column to the Independent Trustees (not Considered to be “Interested Persons”) table:

Nickels*
Principal EDGE Active Income ETF	A
Total Fund Complex	A

*Ms. Nickels was not a trustee as of December 31, 2014.

Compensation

Add a row to the table under Compensation:

Trustee	The Fund	Fund Complex
Elizabeth A. Nickels**	$0	$0

*Trustee’s appointment effective September 16, 2015.

1